SUBSEQUENT EVENTS (Details Narrative)				12 Months Ended
	Jan. 17, 2023 USD ($) $ / shares shares	Jan. 16, 2023 USD ($)	Dec. 30, 2022 USD ($)	Sep. 30, 2021 USD ($) shares	Jan. 16, 2023 CNY (¥)	Dec. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($) shares	Jun. 24, 2020 shares	Jun. 17, 2020 shares	Dec. 11, 2019 shares
Subsequent Event [Line Items]
Short-term bank loans | $				$ 41,381			$ 2,424,587
Total subscription proceeds | $				$ 9,822,350
Ordinary shares, shares issued				8,330,000			8,396,226	5,166,667	15,500,000	15,500,000
Ordinary shares, shares outstanding				8,330,000			8,396,226	5,166,667
Common Stock [Member]
Subsequent Event [Line Items]
Ordinary shares, issued				2,530,000
Total subscription proceeds | $				$ 253
Subsequent Event [Member]
Subsequent Event [Line Items]
Ordinary shares, shares issued	11,146,226
Ordinary shares, shares outstanding	11,146,226
Subsequent Event [Member] | Common Stock [Member] | Five Investors [Member]
Subsequent Event [Line Items]
Ordinary shares, issued	2,750,000
Subscription price per share | $ / shares	$ 0.80
Total subscription proceeds | $	$ 2,200,000
Subsequent Event [Member] | Common Stock [Member] | Investor [Member]
Subsequent Event [Line Items]
Exercise price per share | $ / shares	$ 0.88
Exercisable term	24
Loan Agreement [Member] | China Construction Bank [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Short-term bank loans			$ 43,966			¥ 312,159
Debt maturity date, description			as working capital for one year, with maturity date on December 30, 2022, 2023
Debt maturity date			Dec. 30, 2022
Interest rate			3.95%			3.95%
Loan Agreement [Member] | Shanghai Pudong Development Bank [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Short-term bank loans		$ 1,600,000			¥ 10,000,000
Debt maturity date, description		as working capital for one year, with interest rate of 4.3% per annum and maturity date on January 16, 2024.
Debt maturity date		Jan. 16, 2024
Interest rate		4.30%			4.30%